Principal Accounting Policies - Schedule of Amortization of Finite-Lived Intangible Assets Computed Using the Straight-Line Method Over the Following Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2021
Copyrights of video content [Member] | Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Estimated useful lives	1 year
Copyrights of video content [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Estimated useful lives	4 years
License [Member]
Indefinite-lived Intangible Assets [Line Items]
Estimated useful lives	15 years
Software [Member] | Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Estimated useful lives	1 year
Software [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Domain Names [Member]
Indefinite-lived Intangible Assets [Line Items]
Estimated useful lives	15 years
Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Estimated useful lives	5 years